LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON TAX-FREE INCOME FUND

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN SCHEDULE A

The following text replaces any inconsistent information on accumulation privilege in the section of the fund’s Statement of Additional Information titled “Sales Charge Waivers and Reductions – Accumulation privilege,” as applicable:

Accumulation Privilege – allows you to combine the current value of shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares or Class A2 shares, as applicable, for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined. Please contact your Service Agent or the fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Please retain this supplement for future reference.

SCHEDULE A

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund Name	Date of Statement of Additional Information
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2012
Legg Mason Batterymarch International Equity Trust	May 1, 2012
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	October 31, 2012
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2013
Legg Mason BW Classic Large Cap Value Fund	December 31, 2012
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2013
Legg Mason BW Global Opportunities Bond Fund	October 31, 2012
Legg Mason BW International Opportunities Bond Fund	August 1, 2012
Legg Mason Capital Management Special Investment Trust	March 1, 2013
Legg Mason Capital Management Global Growth Trust	March 1, 2013
Legg Mason Capital Management Value Trust	March 1, 2013
Legg Mason Strategic Real Return Fund	October 31, 2012

LEGG MASON INVESTMENT TRUST

Fund Name	Date of Statement of Additional Information
Legg Mason Capital Management Opportunity Trust	May 1, 2012

LEGG MASON TAX-FREE INCOME FUND

Fund Name	Date of Statement of Additional Information
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	August 1, 2012

LMFX015410

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